Summary of Significant Accounting Policies (Details) - EBP 026 employee in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($)
EBP, Accounting Policy [Line Items]
Employee	$ 62,668	$ 71,778
Employee contributions	389	1,228
Employer matching contributions	42,498	49,652
Employer contributions, receivables	1,143	1,794
Rollovers	6,160	9,499
Notes receivable from participant, allowance for credit loss	0	0
Distributions to participants	407,843	$ 202,241
Thermoformed and Flexibles Packaging
EBP, Accounting Policy [Line Items]
Distributions to participants	$ 149,512
Number of employees | employee	3